                               [MULTI-FLEX LOGO]

-------------------------------------------------------------------------------

                                 ANNUAL REPORT

                               DECEMBER 31, 1998

-------------------------------------------------------------------------------

  NATIONWIDE(R)                                     [NATIONWIDE INSURANCE LOGO]
   MULTI-FLEX
VARIABLE ACCOUNT

                 [NATIONWIDE LIFE INSURANCE COMPANY LETTERHEAD]

                            [JOSEPH J. GASPER PHOTO]


                              PRESIDENT'S MESSAGE

We at Nationwide Life Insurance Company are pleased to bring you the 1998 annual report of the Nationwide Multi-Flex Variable Account.

Equity markets again defied the odds in 1998 to tally a fourth straight year of double-digit gains, as measured by the major indices. This surprise came following the breathtaking correction during the third quarter that gave us a broad double-digit retreat. Fixed income investments also provided respectable returns in 1998, supported by the continued low inflationary environment and favorable Federal Reserve actions.

The performance of the American economy continues strong into 1999. However, we believe the persisting slump in Asia and recent difficulties in Latin America will inevitably take their toll and dampen growth in the United States. This moderation, we think, will be healthy for our economy and get us back to a more sustainable growth level. We look for interest rates to continue within the range of the recent past, and we expect inflation to remain subdued. Moreover, we remain optimistic about long-term prospects for U.S. business activity; holders of financial assets should continue to profit from the anticipated favorable investment climate.

We are pleased you have chosen our Company to provide the investment products and services to help you meet your retirement savings and financial planning goals.

                              /s/ Joseph J. Gasper
                          ---------------------------
                          Joseph J. Gasper, President
                               February 16, 1999

                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                               DECEMBER 31, 1998

ASSETS:

  Investments at market value:

    AIM VI -- Capital Appreciation Fund (AIMCapAp)
      35,801 shares (cost $824,260) ............................ $    902,180

    AIM VI -- International Equity Fund (AIMIntEq)
      7,078 shares (cost $141,544) .............................      138,867

    American Century VP -- American Century
     VP Advantage (ACVPAdv)
      1,521,309 shares (cost $8,871,864) .......................   10,557,883

    American Century VP -- American Century
     VP Capital Appreciation (ACVPCapAp)
      2,706,430 shares (cost $26,986,527) ......................   24,412,001

    American Century VP -- American Century
     VP Income & Growth (ACVPIncGr)
      655,206 shares (cost $3,929,447) .........................    4,442,295

    The Dreyfus Socially Responsible Growth Fund, Inc.
     (DrySRGro)
      1,231,609 shares (cost $29,684,353) ......................   38,278,394

    Dreyfus Stock Index Fund (DryStkIx)
      2,846,471 shares (cost $64,611,510) ......................   92,567,233

    Dreyfus VIF -- Capital Appreciation Portfolio (DryCapAp)
      161,441 shares (cost $5,323,592) .........................    5,829,639

    Dreyfus VIF -- Quality Bond Portfolio (DryQualBd)
      590,148 shares (cost $6,872,826) .........................    6,786,701

    Dreyfus VIF -- Small Cap Portfolio (DrySmCap)
      1,358,914 shares (cost $71,085,983) ......................   73,259,081

    Fidelity VIP -- Equity-Income Portfolio (FidVIPEI)
      5,816,138 shares (cost $112,082,448) .....................  147,846,236

    Fidelity VIP -- High Income Portfolio (FidVIPHI)
      2,186,201 shares (cost $26,831,321) .....................   25,206,895

    Janus AS -- Janus Aspen International Growth
     Portfolio (JanASIntGr)
      176,546 shares (cost $3,757,661) .........................    3,755,142

    Nationwide SAT -- Capital Appreciation Fund (NSATCapAp)
      2,347,644 shares (cost $36,660,018) ......................   62,423,858

    Nationwide SAT -- Government Bond Fund (NSATGvtBd)
      9,184,632 shares (cost $102,920,860) .....................  107,368,353

    Nationwide SAT -- High Income Bond Fund (NSATHIncBd)
      28,946 shares (cost $286,837) ............................      290,622

    Nationwide SAT -- Money Market Fund (NSATMyMkt)
      38,784,037 shares (cost $38,784,037) .....................    38,784,037

    Nationwide SAT -- Total Return Fund (NSATTotRe)
      27,821,663 shares (cost $318,169,401) ....................   511,918,605

    Neuberger & Berman AMT -- Balanced Portfolio (NBAMTBal)
      2,762,700 shares (cost $42,351,459) ......................    45,142,521

    Strong Opportunity Fund II, Inc. (StOpp2)
      1,075,487 shares (cost $21,481,784) ......................    23,359,584

    Templeton VPS -- Templeton International Fund --
     Class I (TemIntFd)
      1,717,540 shares (cost $31,351,488) ......................    35,535,906
                                                                --------------
         Total investments ..................................... 1,258,806,033

  Accounts receivable ..........................................         6,371
                                                                --------------
         Total assets .......................................... 1,258,812,404

Accounts payable ...............................................        94,948
                                                                --------------
Contract owners' equity (note 4) ...............................$1,258,717,456
                                                                ==============




See accompanying notes to financial statements.
-------------------------------------------------------------------------------

                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNER'S EQUITY

                     YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                         TOTAL                   AIMCAPAP       AIMINTEQ          ACVPADV
                                               -----------------------       --------------   ------------     ----------------
                                                1998            1997       1998      1997    1998     1997     1998        1997
                                                ----            ----       ----      ----    ----     ----     ----        ----
Investment activity:
  Reinvested dividends................... $   20,842,641      22,670,838    1,303       5    1,210       1     216,901     158,735
  Mortality, expense and administration
    charges (note 2).....................    (16,314,807)    (14,230,283)  (6,208)    (12)    (891)     (2)   (124,133)   (128,515)
                                          --------------   -------------  -------  ------  ---------   ---  ----------   ----------
    Net investment activity..............      4,527,834       8,440,555   (4,905)     (7)     319      (1)     92,768      30,220
                                          --------------   -------------  -------  ------  ---------   ---  ----------   ----------
  Proceeds from mutual fund shares sold..    270,437,065      93,597,620   43,627      --   25,294      --   1,825,984   1,974,464
  Cost of mutual fund shares sold........   (162,114,095)    (74,653,108) (39,795)     --  (24,275)     --  (1,514,576) (1,635,650)
                                          --------------   -------------  -------  ------  ---------   ---  ----------   ----------
    Realized gain (loss) on investments..    108,322,970      18,944,512    3,832      --    1,019      --     311,408     338,814
  Change in unrealized gain (loss)
    on investments.......................     (2,435,061)    143,730,354   77,316     603   (2,795)    118     252,847     195,541
                                          --------------   -------------  -------  ------  ---------   ---  ----------   ----------
    Net gain (loss) on investments.......    105,887,909     162,674,866   81,148     603   (1,776)    118     564,255     534,355
                                          --------------   -------------  -------  ------  ---------   ---  ----------   ----------
  Reinvested capital gains...............     45,381,013      36,308,617   23,090      66       --       4     816,147     548,350
                                          --------------   -------------  -------  ------  ---------   ---  ----------   ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations.........................    155,796,756     207,424,038   99,333     662   (1,457)    121   1,473,170    1,112,925
                                          --------------   -------------  -------  ------  ---------   ---  ----------   ----------
Equity transactions:
  Purchase payments received from
    contract owners......................    171,010,136     173,043,544  454,482   6,451   46,314   5,619     572,977      764,476
  Transfers between funds................             --              --  374,739  18,462   93,540     120    (351,854)  (1,266,044)
  Redemptions............................   (285,564,514)    (97,519,435) (51,115)     --   (5,180)     --  (1,112,420)    (944,093)
  Annuity benefits.......................       (113,703)        (99,001)      --      --       --      --         (23)          (7)
  Annual contract maintenance charge
    (note 2).............................     (1,959,464)     (1,743,035)    (633)     (2)    (171)     --     (15,231)     (16,700)
  Contingent deferred sales charges
    (note 2).............................       (944,022)       (824,723)    (200)     --      (39)     --     (13,255)     (14,965)
  Adjustments to maintain reserves.......          5,561          22,836        3      (3)      (4)     (1)         77           12
                                          --------------   -------------  -------  ------  ---------   ---  ----------   -----------
    Net equity transactions..............   (117,566,006)     72,880,186  777,276  24,908  134,460   5,738    (919,729)  (1,477,321)
                                          --------------   -------------  -------  ------  ---------   ---  ----------   ----------
Net change in contract owners' equity....     38,230,750     280,304,224  876,609  25,570  133,003   5,859     553,441     (364,366)
Contract owners' equity beginning
  of period..............................  1,220,486,706     940,182,482   25,570      --    5,859      --  10,004,517   10,368,913
                                          --------------   -------------  -------  ------  ---------   ---  ----------   ----------
Contract owners' equity end of period.... $1,258,717,456   1,220,486,706  902,179  25,570  138,862   5,859  10,557,958   10,004,517
                                          ==============   =============  =======  ======  =========   ===  ==========   ==========

                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1998 AND 1997


                                        ACVPCapAp             ACVPIncGr                DrySRGro                   Drystklx
                                     ----------------      -----------------     -----------------           --------------------
                                     1998        1997      1998        1997      1998         1997           1998         1997

Investment activity:
  Reinvested dividends.............$       --           --     22,466      --         59,690        75,046      990,158     633,022
  Mortality, expense
  and administration
    charges (note 2)...............   (347,914)   (488,542)   (28,528)    (77)      (377,408)     (179,325)    (955,725)   (504,354)
                                   -----------  ---------- ---------- -------    -----------   -----------  -----------  ----------
    Net investment activity........   (347,914)   (488,542)    (6,062)    (77)      (317,718)     (104,279)      34,433     128,668
                                   -----------  ---------- ---------- -------    -----------   -----------  -----------  ----------
  Proceeds form mutual
   fund shares sold................  7,431,160  11,459,625    247,808     557        863,412       421,736    1,666,853     707,521
  Cost of mutual fund
   shares sold..................... (7,063,514) (9,640,042)  (230,017)   (538)      (500,142)     (251,714)    (804,459)   (457,827)
                                   -----------  ---------- ---------- -------    -----------   -----------  -----------  ----------
    Realized gain (loss)
     on investments................    367,646   1,819,583     17,791      19        363,270       170,022      862,394     249,694
  Change in unrealized
    gain (loss) on investments..... (2,548,105) (3,909,793)   511,807   1,041      5,900,793     2,221,298   16,211,739   7,644,619
                                   -----------  ---------- ---------- -------    -----------   -----------  -----------  ----------
    Net gain (loss) on
     investments..................  (2,180,459) (2,090,210)   529,598   1,060      6,264,063     2,391,320   17,074,133   7,894,313
                                   -----------  ---------- ---------- -------    -----------   -----------  -----------  ----------
  Reinvested capital gains........   1,515,406     818,434      2,123      --      1,386,849       585,969      182,250   1,507,200
                                   -----------  ---------- ---------- -------    -----------   -----------  -----------  ----------
    Net increase (decrease) in
     contract owners'
      equity resulting
        from operations...........  (1,012,967) (1,760,318)   525,659     983      7,333,194     2,873,010   17,290,816   9,530,181
                                   -----------  ---------- ---------- -------    -----------   -----------  -----------  ----------

Equity transactions:
 Purchase payments received from
  contract owners.................   2,220,641   3,208,021  1,844,875  22,410     10,576,613     8,956,132   19,460,169  15,881,608

 Transfers between funds..........  (5,465,509) (9,312,700) 2,112,196 193,474      1,465,431     2,728,693    7,196,900   9,231,643
 Redemptions......................  (3,562,186) (4,504,076)  (254,487)     --     (1,776,381)     (588,429)  (5,731,400) (1,971,994)

 Annuity benefits.................        (190)         (7)        --      --             --            --       (2,559)         --

 Annual contract maintenance
  charge (note 2).................     (50,076)     (72,900)   (2,425)    (17)       (83,289)      (41,768)    (145,678)    (80,253)

 Contingent deferred sales
  charges (note 2)................     (49,503)    (78,351)      (342)     --        (18,094)       (8,178)     (62,149)    (22,485)

 Adjustment to maintain reserves..         513        (174)       259       9            428           (21)       2,514       1,530
                                   -----------  ---------- ---------- -------    -----------   -----------  -----------  ----------
     Net equity transactions.....   (6,906,310)(10,760,187) 3,700,076 215,876     10,164,708    11,046,429   20,717,797  23,040,049
                                   -----------  ---------- ---------- -------    -----------   -----------  -----------  ----------

Net change in contract
  owners' equity..................  (7,919,277)(12,520,505) 4,225,735 216,859     17,497,902    13,919,439   38,008,613  32,570,230
Contract owners' equity
  beginning of period ............  32,331,863  44,852,368    216,859      --     20,780,931     6,861,492   54,561,165  21,990,935
                                   -----------  ---------- ---------- -------    -----------   -----------  -----------  ----------
Contract owners' equity
  end of period................... $24,412,586  32,331,863  4,442,594 216,859     38,278,833    20,780,931   92,569,778  54,561,165
                                   ===========  ========== ========== =======    ===========   ===========  ===========  ==========

                                                                     (Continued)

                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY

                     YEARS ENDED DECEMBER 31, 1998 AND 1997

                                               DryCapAp          DryQualBd               DrySmCap                 FidVIPEI
                                         ------------------  --------------------  ----------------------  ------------------------
                                            1998      1997     1998       1997        1998       1997         1998         1997
                                         ----------  ------  ---------  ---------  ----------  ----------  -----------  -----------
Investment activity:
  Reinvested dividends ................  $   29,273     205    336,884    214,911         252      66,440    1,767,643    1,376,653
  Mortality, expense and
     administration charges (note 2) ..     (28,062)    (16)   (76,197)   (43,572)   (883,862)   (618,547)  (1,811,344)  (1,336,938)
                                         ----------  ------  ---------  ---------  ----------  ----------  -----------  -----------
    Net investment activity ...........       1,211     189    260,687    171,339    (883,610)   (552,107)     (43,701)      39,715
                                         ----------  ------  ---------  ---------  ----------  ----------  -----------  -----------
  Proceeds from mutual fund shares
    sold ..............................     232,731      --    794,218    376,870   2,151,154     577,816    6,079,485    1,484,034
  Cost of mutual fund shares sold .....    (209,881)     --   (762,578)  (380,850) (1,434,829)   (353,809)  (3,887,729)    (998,925)
                                         ----------  ------  ---------  ---------  ----------  ----------  -----------  -----------
    Realized gain (loss) on
      investments .....................      22,850      --     31,640     (3,980)    716,325     224,007    2,191,756      485,109
  Change in unrealized gain (loss)
    on investments ....................     506,293    (245)  (184,062)    83,709  (4,434,714)  3,539,427    4,573,114   15,867,413
                                         ----------  ------  ---------  ---------  ----------  ----------  -----------  -----------
    Net gain (loss) on investments ....     529,143    (245)  (152,422)    79,729  (3,718,389)  3,763,434    6,764,870   16,352,522
                                         ----------  ------  ---------  ---------  ----------  ----------  -----------  -----------
  Reinvested capital gains ............         186      17    103,635     29,382   1,336,663   3,506,010    6,290,729    6,921,505
                                         ----------  ------  ---------  ---------  ----------  ----------  -----------  -----------
      Net increase (decrease) in
        contract owners' equity
        resulting from operations .....     530,540     (39)   211,900    280,450  (3,265,336)  6,717,337   13,011,898   23,313,742
                                         ----------  ------  ---------  ---------  ----------  ----------  -----------  -----------

Equity transactions:
  Purchase payments received from
    contract owners ...................   2,080,221  11,423  2,019,788  2,268,714  23,152,760  24,803,583   23,845,625   25,054,542
  Transfers between funds .............   3,450,453  21,796    517,074    (54,361) (3,926,582)  2,005,819      279,782    4,912,332
  Redemptions .........................    (261,044)     --   (643,999)   (90,499) (5,065,492) (3,029,006) (13,156,692)  (7,187,817)
  Annuity benefits ....................          --      --         --         --          --          --       (1,823)        (998)
  Annual contract maintenance
    charge (note 2) ...................      (2,389)     (4)   (14,669)   (10,521)   (220,760)   (190,393)    (238,894)    (217,473)
  Contingent deferred sales
    charges (note 2) ..................      (1,172)     --     (7,839)    (1,276)    (64,756)    (31,745)    (141,165)     (84,502)
  Adjustments to maintain reserves ....        (137)      5        113         96        (511)        (50)         409        1,072
                                         ----------  ------  ---------  ---------  ----------  ----------  -----------  -----------
      Net equity transactions .........   5,265,932  33,220  1,870,468  2,112,153  13,874,659  23,558,208   10,587,242   22,477,156
                                         ----------  ------  ---------  ---------  ----------  ----------  -----------  -----------
Net change in contract owners' equity .   5,796,472  33,181  2,082,368  2,392,603  10,609,323  30,275,545   23,599,140   45,790,898
Contract owners' equity beginning
  of period ...........................      33,181      --  4,704,446  2,311,843  62,649,484  32,373,939  124,247,535   78,456,637
                                         ----------  ------  ---------  ---------  ----------  ----------  -----------  -----------
Contract owners' equity end of period .  $5,829,653  33,181  6,786,814  4,704,446  73,258,807  62,649,484  147,846,675  124,247,535
                                         ==========  ======  =========  =========  ==========  ==========  ===========  ===========

                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

                      STATEMENTS OF OPERATIONS AND CHANGES

                           IN CONTRACT OWNERS' EQUITY

                     Years Ended December 31, 1998 and 1997

                                                FidVIPHI           JanASIntGr           NSATCapAp                NSATGvtBd
                                       -----------------------  ----------------- -----------------------  ------------------------
                                           1998        1997       1998      1997     1998        1997        1998         1997
                                       -----------  ----------  ---------  ------ -----------  ----------  -----------  -----------
                                       -----------  ----------  ---------  ------ -----------  ----------  -----------  -----------
Investment activity:
  Reinvested dividends...............  $ 1,423,227     662,094     22,540      33     520,711     621,889    5,973,305    7,524,704
  Mortality, expense and
    administration charges (note 2)..     (303,847)   (177,447)   (22,121)    (22)   (871,653)   (771,115)  (1,492,699)  (1,616,047)
                                       -----------  ----------  ---------  ------ -----------  ----------  -----------  -----------
    Net investment activity..........    1,119,380     484,647        419      11    (350,942)   (149,226)   4,480,606    5,908,657
                                       -----------  ----------  ---------  ------ -----------  ----------  -----------  -----------
  Proceeds from mutual fund shares
    sold.............................      487,817     328,986    260,312      --  27,191,128   4,734,284   30,298,498   19,995,640
  Cost of mutual fund shares sold....     (433,912)   (284,239)  (262,817)     -- (12,328,964) (2,574,052) (29,393,218) (20,441,064)
                                       -----------  ----------  ---------  ------ -----------  ----------  -----------  -----------
    Realized gain (loss) on
      investments....................       53,905      44,747     (2,505)     --  14,862,164   2,160,232      905,280     (445,424)
  Change in unrealized gain (loss) on
    investments......................   (3,585,376)  1,402,718     (2,299)   (219)    (11,772) 12,931,948    2,221,884    4,216,681
                                       -----------  ----------  ---------  ------ -----------  ----------  -----------  -----------
    Net gain (loss) on investments...   (3,531,471)  1,447,465     (4,804)   (219) 14,850,392  15,092,180    3,127,164    3,773,257
                                       -----------  ----------  ---------  ------ -----------  ----------  -----------  -----------
  Reinvested capital gains...........      904,342      81,832      3,054      --   1,743,763   1,431,110      515,384           --
                                       -----------  ----------  ---------  ------ -----------  ----------  -----------  -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations......   (1,507,749)  2,013,944     (1,331)   (208) 16,243,213  16,374,064    8,123,154    9,681,914
                                       -----------  ----------  ---------  ------ -----------  ----------  -----------  -----------

Equity transactions:
  Purchase payments received from
    contract owners..................    8,511,396   7,922,442  1,682,674   4,995   4,344,587   3,933,159    6,311,434    6,432,559
  Transfers between funds............      506,824   1,346,162  2,201,050  26,016   1,551,729   3,829,604    2,143,077   (8,165,800)
  Redemptions........................   (1,543,731)   (594,910)  (155,078)     -- (27,248,088) (4,705,611) (31,796,007) (14,959,843)
  Annuity benefits...................           --          --         --      --      (5,545)     (4,444)     (18,715)     (18,506)
  Annual contract maintenance charge
    (note 2).........................      (62,035)    (42,994)    (2,187)     --     (69,163)    (61,538)    (143,045)    (159,430)
  Contingent deferred sales charges
    (note 2).........................      (17,150)     (7,262)      (787)     --     (37,866)    (36,519)     (91,476)    (128,121)
  Adjustments to maintain reserves...          (47)         44         12      (1)        829       1,147       (2,276)       2,917
                                       -----------  ----------  ---------  ------ -----------  ----------  -----------  -----------
    Net equity transactions..........    7,395,257   8,623,482  3,725,684  31,010 (21,463,517)  2,955,798  (23,597,008) (16,996,224)
                                       -----------  ----------  ---------  ------ -----------  ----------  -----------  -----------
Net change in contract owners'
  equity.............................    5,887,508  10,637,426  3,724,353  30,802  (5,220,304) 19,329,862  (15,473,854)  (7,314,310)
Contract owners' equity beginning of
  period.............................   19,319,305   8,681,879     30,802      --  67,645,086  48,315,224  122,839,668  130,153,978
                                       -----------  ----------  ---------  ------ -----------  ----------  -----------  -----------
Contract owners' equity end of
  period.............................  $25,206,813  19,319,305  3,755,155  30,802  62,424,782  67,645,086  107,365,814  122,839,668
                                       ===========  ==========  =========  ====== ===========  ==========  ===========  ===========

                                                                     (Continued)

                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1998 AND 1997


                                      NSATHIncBd           NSATMyMkt                  NSATTotRe                  NBAMTBal
                                   ----------------       -----------------       -----------------        --------------------
                                   1998        1997       1998        1997        1998         1997         1998          1997

Investment activity:
  Reinvested dividends............ $  12,442     30    2,073,211    2,286,364      5,590,811     7,841,110   1,016,529     704,341
  Mortality, expense and
  administration charges
  (note 2)........................    (2,277)     (4)    (527,889)    (583,593)    (7,193,698)   (6,817,098)   (569,585)   (534,476)
                                    ---------  -----  -----------  -----------    -----------   -----------  ----------   ---------

    Net investment activity.......    10,165      26    1,545,322    1,702,771     (1,602,887)    1,024,012     446,944     169,865
                                    ---------  -----  -----------  -----------    -----------   -----------   ---------- ----------
  Proceeds from mutual fund shares
   sold...........................   232,973      --   27,802,187   22,275,683    155,161,671    24,399,427   4,701,654   4,206,979
  Cost of mutual fund shares
   sold...........................  (238,033)     --  (27,802,187) (22,275,683)   (68,662,100)  (11,146,678) (4,516,095) (3,740,040)
                                    ---------  -----  -----------  -----------    -----------   -----------  ---------- -----------
  Realized gain (loss)
    on investments................    (5,060)     --           --           --     86,499,571    13,252,549     185,559     466,939
  Change in unrealized
    gain (loss) on investments....     3,767      18           --           --    (18,444,180)   92,265,314  (3,399,106)  4,192,554
                                    ---------  -----  -----------  -----------    -----------   -----------  ----------  ----------
    Net gain (loss) on
     investments..................    (1,293)     18           --           --      68,055,391  105,517,863  (3,213,547)  4,659,493
                                    ---------  -----  -----------  -----------    -----------   -----------  ----------  ----------
  Reinvested capital gains........         --     --           --           --      19,993,831   18,191,970   7,139,906   1,807,809
                                    --------   -----  -----------  -----------     -----------   -----------  ----------  ---------
    Net increase (decrease) in
     contract owners' equity
     resulting from operations....      8,872      44   1,545,322     1,702,771     86,446,335   124,733,845   4,373,303   6,637,167
                                    ---------  -----  -----------  -----------     ----------   -----------   ---------- ----------

Equity transactions:
 Purchase payments received from
  contract owners.................   231,833      70   9,331,757    16,515,995     32,910,520    35,235,957   4,215,700   3,791,197
 Transfers between funds..........    61,586   2,734    (720,419)  (13,814,402)    (7,086,137)    7,251,400  (1,509,657) (2,569,977)
 Redemptions......................   (14,158)    --  (13,718,112)   (8,106,654)  (170,647,039)  (45,327,124) (4,853,908) (3,117,346)
 Annuity benefits.................        --     --       (4,505)       (4,656)       (80,283)      (70,375)        (60)         (8)
 Annual contract maintenance
  charge (note 2).................      (230)    --      (53,369)      (59,936)      (657,048)     (623,664)    (65,141)    (67,133)
 Contingent deferred sales
  charges (note 2)................      (128)    --      (61,733)      (47,539)      (272,491)     (290,852)    (61,893)    (53,200)
 Adjustment to maintain reserves..        (8)    --        3,489          (112)            37        17,772          72         402
                                    ---------  ----- -----------   -----------    -----------   -----------  ---------- -----------
     Net equity transactions......    278,895   2,804 (5,222,892)   (5,517,304)  (145,832,441)   (3,806,886) (2,274,887) (2,016,065)
                                    ---------  -----  ----------   -----------    -----------   -----------  ---------- -----------

Net change in contract owners'
   equity.........................    287,767   2,848 (3,677,570)   (3,814,533)   (59,386,106)  120,926,959   2,098,416   4,621,102
Contract owners' equity
  beginning of period.............      2,848     --  42,366,073    46,180,606    571,309,010   450,382,051  43,044,453  38,423,351
                                    ---------  ----- -----------   -----------    -----------   -----------  ---------- -----------
Contract owners' equity end of
  period.......................... $  290,615   2,848  38,688,503    42,366,073    511,922,904   571,309,010  45,142,869  43,044,453
                                   ==========  =====  ==========   ===========    ===========   ===========  ==========  ==========

                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY

                     Years Ended December 31, 1998 and 1997

                                                       StOpp2                        TemIntFd
                                                  -------------------           ------------------
                                                  1998           1997           1998          1997
                                                  ----           ----           ----          ----
Investment activity:
  Reinvested dividends.....................  $    52,459        38,347        731,626       466,908
  Mortality, expense and administration
     charges (note 2)......................     (248,876)     (128,404)      (441,890)     (302,177)
                                             -----------    ----------     ----------    ----------
     Net investment activity...............     (196,417)      (90,057)       289,736       164,731
                                             -----------    ----------     ----------    ----------

  Proceeds from mutual fund shares sold....      569,604        82,371      2,369,495       571,627
  Cost of mutual fund shares sold..........     (457,623)      (69,365)    (1,547,351)     (402,432)
                                             -----------    ----------     ----------    ----------
     Realized gain (loss) on investments...      111,981        13,006        822,144       169,195
  Change in unrealized gain (loss) on
    investments............................       46,665     1,422,166       (128,877)    1,653,443
                                             -----------    ----------     ----------    ----------
     Net gain (loss) on investments........      158,646     1,435,172        693,267     1,822,638
                                             -----------    ----------     ----------    ----------
  Reinvested capital gains.................    2,115,597       691,280      1,308,058       187,679
                                             -----------    ----------     ----------    ----------
       Net increase (decrease) in contract
          owners' equity resulting from
          operations.......................    2,077,826     2,036,395      2,291,061     2,175,048
                                             -----------    ----------     ----------    ----------

Equity transactions:
  Purchase payments received from
    contract owners.......................     7,498,780     6,100,729      9,696,990    12,123,462
  Transfers between funds.................       495,807     1,528,491     (3,390,030)    2,086,538
  Redemptions.............................    (1,150,570)     (534,715)    (2,817,427)   (1,857,318)
  Annuity benefits........................             -             -              -             -
  Annual contract maintenance charge
    (note 2)..............................       (51,449)      (34,063)       (81,582)      (64,246)
  Contingent deferred sales charges
    (note 2)..............................       (10,724)       (7,263)       (31,260)      (12,465)
  Adjustments to maintain reserves........            83          (368)          (294)       (1,440)
                                             -----------    ----------     ----------    ----------
     Net equity transactions..............     6,781,927     7,052,811      3,376,397    12,274,531
                                             -----------    ----------     ----------    ----------

Net change in contract owners' equity.....     8,859,753     9,089,206      5,667,458    14,449,579
Contract owners' equity beginning of
  period..................................    14,499,894     5,410,688     29,868,157    15,418,578
                                             -----------    ----------     ----------    ----------
Contract owners' equity end of period.....   $23,359,647    14,499,894     35,535,615    29,868,157
                                             ===========    ==========     ==========    ==========


See accompanying notes to financial statements.

                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

                           December 31, 1998 and 1997

(1) Summary of Significant Accounting Policies

    (a) Organization and Nature of Operations

        The Nationwide Multi-Flex Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account has been registered as a unit investment trust under the Investment Company Act of 1940. On August 21, 1991, the Company (the Depositor) transferred to the Account 50,000 shares of the American Century VP -- American Century VP Advantage fund for which the Account was credited with 25,000 accumulation units. The value of the accumulation units purchased by the Company on August 21, 1991 was $250,000.

        The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distributions for the contracts is through Company Agents and an affiliated sales organization; however, other distributors may be utilized.

    (b) The Contracts

        Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses. With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

        Funds of the AIM Variable Insurance Funds, Inc. (AIM VI);
         AIM VI -- Capital Appreciation Fund (AIMCapAp)*
         AIM VI -- International Equity Fund (AIMIntEq)*

        Portfolios of the American Century Variable Portfolios, Inc.
          (American Century VP);
         American Century VP -- American Century VP Advantage (ACVPAdv)* American Century VP -- American Century VP Capital Appreciation
          (ACVPCapAP)*
         American Century VP -- American Century VP Income & Growth (ACVPIncGr)*

        The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)*
         Dreyfus Stock Index Fund (DryStkIx)*

        Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
         Dreyfus VIF -- Capital Appreciation Portfolio (DryCapAp)* Dreyfus VIF -- Quality Bond Portfolio (DryQualBd)*
         Dreyfus VIF -- Small Cap Portfolio (DrySmCap)*

        Portfolios of the Fidelity Variable Insurance Products Fund
          (Fidelity VIP);
         Fidelity VIP -- Equity-Income Portfolio (FidVIPEI)*
         Fidelity VIP -- High Income Portfolio (FidVIPHI)*

        Portfolio of the Janus Aspen Series (Janus AS);
         Janus AS -- Janus Aspen International Growth Portfolio (JanASIntGr)*

        Funds of the Nationwide Separate Account Trust (Nationwide SAT)
          (managed for a fee by an affiliated investment advisor); Nationwide SAT -- Capital Appreciation Fund (NSATCapAp)
          (not available to contracts established under NEA Valuebuilder) Nationwide SAT -- Government Bond Fund (NSATGvtBd)
         Nationwide SAT -- High Income Bond Fund (NSATHIncBd)*
         Nationwide SAT -- Money Market Fund (NSATMyMkt)
         Nationwide SAT -- Total Return Fund (NSATTotRe)

        Portfolio of the Neuberger & Berman Advisers Management Trust
          (Neuberger & Berman AMT);
         Neuberger & Berman AMT -- Balanced Portfolio (NBAMTBal)*

        Strong Opportunity Fund II, Inc. (StOpp2)*

        Portfolio of the Templeton Variable Products Series Fund
          (Templeton VPS);
         Templeton VPS -- Templeton International Fund -- Class I (TemIntFd)*

        At December 31, 1998, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

        A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

        Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

    (c) Security Valuation, Transactions and Related Investment Income

        The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1998. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

    (d) Federal Income Taxes

        Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

        The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

    (e) Use of Estimates in the Preparation of Financial Statements

        The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2) Expenses

    The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge. For contracts issued prior to February 1, 1989, the contingent deferred sales charge will be equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender or the amount surrendered. For contracts issued on or after February 1, 1989, the Company will deduct a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

    The following contract charges are deducted by the Company: (a) an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units; and (b) for contracts issued prior to February 1, 1989, a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.50%, respectively; for contracts issued on or after February 1, 1989, a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively; for NEA Valuebuilder Annuity contracts issued before November 3, 1997, or in states which have not approved the applicable contract modifications, a mortality and expense risk charge and an administrative charge assessed through the daily unit value calculation equal to an annual rate of 1.25% and .05%, respectively; for NEA Valuebuilder Annuity contracts issued on or after the later of November 3, 1997, or the date on which state insurance authorities approve corresponding contract modifications, an actuarial risk charge assessed through the daily unit value calculation equal to an annual rate of 1.30%. No charges were deducted from the initial funding, or from earnings thereon.

(3) RELATED PARTY TRANSACTIONS

    The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.









*This fund is only available for contracts issued to Plans established under the
                           NEA Valuebuilder Annuity.

(4) Components of Contract owners' equity

    The following is a summary of contract owners' equity at December 31, 1998, for each series, in both the accumulation and payout phases.

Contract owners' equity represented by:

Contracts in accumulation phase:                Units               Unit Value               Annual Return*
                                                -----               ----------          -------------------------
AIM VI -- Capital Appreciation Fund:
  Tax qualified..........................           75,146           $11.184821          $  840,495            18%
  Non-tax qualified......................            5,515            11.184821              61,684            18%

AIM VI -- International Equity Fund:
  Tax qualified.........................           11,832            11.300603             133,709            14%
  Non-tax qualified.....................              456            11.300603               5,153            14%

American Century VP -- American Century
VP Advantage:
  Tax qualified.........................          398,890             18.104123           7,221,554            16%
  Non-tax qualified.....................          156,743             18.104123           2,837,695            16%
  Initial Funding By Depositor..........           25,000             19.938436             498,461            17%

American Century VP -- American Century
VP Capital Appreciation:
  Tax qualified.........................         1,194,132            14.321327           17,101,555           (3)%
  Non-tax qualified.....................           509,808            14.321327            7,301,127           (3)%

American Century VP -- American Century
VP Income & Growth:
  Tax qualified.........................           319,965            13.027526            4,168,352           25%
  Non-tax qualified.....................            21,051            13.027526              274,242           25%

The Dsryfus Socially Responsible
Growth Fund, Inc.:
  Tax qualified.........................         1,409,837            25.825425           36,409,640           28%
  Non-tax qualified.....................            72,378            25.825425            1,869,193           28%

Dreyfus Stock Index Fund:
  Tax qualified.........................         2,822,344            27.730490           78,264,982           27%
  Non-tax qualified.....................           515,394            27.730490           14,292,128           27%

Dreyfus VIF -- Capital Appreciation
Portfolio:
  Tax qualified.........................           410,871            13.166473            5,409,722           29%
  Non-tax qualified.....................            31,894            13.166473              419,931           29%

Dreyfus VIF -- Quality Bond Portfolio:
  Tax qualified.........................           529,887            12.008318            6,363,052            4%
  Non-tax qualified.....................            35,289            12.008318              423,762            4%

Dreyfus VIF -- Small Cap Portfolio:
  Tax qualified.........................         4,221,501            16.742421           70,678,147          (5)%
  Non-tax qualified.....................           154,139            16.742421            2,580,660          (5)%

Fidelity VIP -- Equity-Income Portfolio:
  Tax qualified.........................         5,377,059            22.645632          121,766,899           10%
  Non-tax qualified.....................         1,151,378            22.645632           26,073,682           10%

Fidelity VIP -- High Income Portfolio:
  Tax qualified.........................         1,649,380            14.538235           23,979,074          (6)%
  Non-tax qualified.....................            84,449            14.538235            1,227,739          (6)%

Janus AS -- Janus Aspen
International Growth Portfolio:
  Tax qualified.........................           313,231            11.516019            3,607,174           16%
  Non-tax qualified.....................            12,850            11.516019              147,981           16%

                                                                     (Continued)

Nationwide SAT -- Capital Appreciation Fund:
  Tax qualified................................   1,478,599      30.616503      45,269,531     28%
  Non-tax qualified............................     558,311      30.616503      17,093,530     28%

Nationwide SAT -- Government Bond Fund:
  Tax qualified................................   2,177,680      35.013105      76,247,338      7%
  Non-tax qualified............................     885,231      35.026017      31,006,116      7%

Nationwide SAT -- High Income Bond Fund:
  Tax qualified................................      26,163      10.658111         278,848      4%
  Non-tax qualified............................       1,104      10.658111          11,767      4%

Nationwide SAT -- Money Market Fund:
  Tax qualified................................   1,325,652      21.944976       29,091,401     4%
  Non-tax qualified............................     401,628      23.843612        9,576,262     4%

Nationwide SAT -- Total Return Fund:
  Tax qualified................................   4,128,211      92.558757      382,102,079    17%
  Non-tax qualified............................   1,438,302      89.896489      129,298,300    17%

Neuberger & Berman AMT -- Balanced Portfolio:
  Tax qualified................................   1,672,034      20.316082       33,969,180    11%
  Non-tax qualified............................     549,897      20.316082       11,171,753    11%

Strong Opportunity Fund II, Inc.:
  Tax qualified................................   1,309,839      16.920120       22,162,633    12%
  Non-tax qualified............................      70,745      16.920120        1,197,014    12%

Templeton VPS -- Templeton International Fund:
  Tax qualified................................   2,030,341      16.833378       34,177,498     8%
  Non-tax qualified............................      80,680      16.833378        1,358,117     8%
                                                  =========      =========
Reserves for annuity contracts in payout phase:
  Tax qualified................................                                     460,852
  Non-tax qualified............................                                     287,444
                                                                             --------------
                                                                             $1,258,717,456
                                                                             ==============


* The annual return does not include contract charges satisfied by surrendering units.

----------------------------------------------------------------------------
                          INDEPENDENT AUDITORS' REPORT


The Board of Directors of Nationwide Life Insurance Company and
  Contract Owners of Nationwide Multi-Flex Variable Account:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Multi-Flex Variable Account as of December 31, 1998, and the related statements of operations and changes in contract owners' equity for each of the years in the two year period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Multi-Flex Variable Account as of December 31, 1998, and the results of its operations and its changes in contract owners' equity for each of the years in the two year period then ended in conformity with generally accepted accounting principles.


                                                       KPMG LLP


Columbus, Ohio
February 5, 1999










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                                       19

NATIONWIDE LIFE INSURANCE COMPANY                                  Bulk Rate
HOME OFFICE: ONE NATIONWIDE PLAZA * COLUMBUS, OHIO 43215-2220     U.S. Postage
                                                                    P A I D
                                                                 Columbus, Ohio
                                                                 Permit No. 521















Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company